Employee Benefit Plans (Allocation of Share-based Compensation Costs) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 462,470	$ 327,151
Income tax benefit	188,919	133,644
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	283,823	218,013
Income tax benefit	$ 115,942	$ 89,058